Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions
Consideration transferred and preliminary value of intangible assets

Years ended December 31	2011	2010

Consideration transferred:
Hewitt	$—	$4,932
Other acquisitions	103	157

Total	$103	$5,089

Intangible assets:
Goodwill:
Hewitt	$50	$2,715
Other acquisitions	76	59
Other intangible assets:
Hewitt	—	2,905
Other acquisitions	33	78

Total	$159	$5,757

Calculation of the final consideration transferred to acquire Hewitt's stock

$ and common share data in millions, except per share data

Cash consideration
Cash electing consideration
Number of shares of Hewitt common shares outstanding electing cash consideration	7.78
Cash consideration per common share outstanding	$50.46

Total cash paid to Hewitt shareholders electing cash consideration	$393

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Cash consideration per common share outstanding	$25.61

Total cash paid to Hewitt shareholders electing mixed consideration or not making an election	$1,140

Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Cash consideration per common share outstanding	$21.19

Total cash paid to Hewitt shareholders electing stock consideration	$925

Total cash consideration		$2,458
Stock consideration
Stock electing consideration
Number of shares of Hewitt common shares outstanding electing stock consideration	43.67
Exchange ratio	0.7494

Aon shares issued to Hewitt stockholders electing stock consideration	32.73

Mixed consideration
Number of shares of Hewitt common shares outstanding electing mixed consideration or not making an election	44.52
Exchange ratio	0.6362

Aon shares issued to Hewitt shareholders electing mixed consideration or not making an election	28.32

Total Aon common shares issued	61.05

Aon's closing common share price as of October 1, 2010	$39.28

Total fair value of stock consideration		$2,398
Fair value of Hewitt stock options converted to options to acquire Aon common stock		$76

Total fair value of cash and stock consideration		$4,932

Summary of the preliminary values of assets acquired and liabilities assumed as of the acquisition date

Amounts recorded as of the acquisition date

Working capital (1)	$348
Property, equipment, and capitalized software	297
Identifiable intangible assets:
Customer relationships	1,800
Trademarks	890
Technology	215
Other noncurrent assets (2)	344
Long-term debt	346
Other noncurrent liabilities (3)	360
Net deferred tax liability (4)	1,021

Net assets acquired	2,167
Goodwill	2,765

Total consideration transferred	$4,932

(1)
Includes cash and cash equivalents, short-term investments, client receivables, other current assets, accounts payable and other current liabilities.

(2)
Includes primarily deferred contract costs and long-term investments.

(3)
Includes primarily unfavorable lease obligations and deferred contract revenues.

(4)
Included in Other current assets ($31 million), Deferred tax assets ($30 million), Other current liabilities ($7 million) and Deferred tax liabilities ($1.1 billion) in the Company's Consolidated Statements of Financial Position.

Hewitt's results of operations included in entity's consolidated statements of income

Hewitt's operations included in Aon's 2010 results

Revenues	$791
Operating income (1)	23

(1)
Includes amortization related to identifiable intangible assets ($37 million), acquisition and integration costs ($18 million) and restructuring expenses ($52 million).

Pro forma consolidated results of operations, Hewitt merger

	2010	2009

Revenue	$10,831	$10,669

Net income from continuing operations attributable to Aon stockholders	$736	$758

Earnings per share from continuing operations attributable to Aon stockholders
Basic	$2.17	$2.20
Diluted	$2.14	$2.15

Gains (losses) recorded as a result of dispositions

Years ended December 31	2011	2010	2009

Revenues:
AIS	$—	$—	$—
Other	—	—	—

Total revenues	$—	$—	$—

Income before income taxes:
Operations:
AIS	$—	$—	$—
Other	—	—	5

	—	—	5
Gain (loss) on sale:
AIS	—	—	86
Other	5	(39)	(8)

	5	(39)	78

Total pretax gain (loss)	$5	$(39)	$83

Net (loss) income:
Operations	$—	$—	$3
Gain (loss) on sale	4	(27)	108

Total	$4	$(27)	$111